RELATED PARTY TRANSACTIONS - Narrative (Details) - director	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Number of members of board of directors		17
Coca-Cola Amatil Limited | The Coca-Cola Company | Major business combination
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests	30.80%
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership		19.30%
Number of members of board of directors		2
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership		20.60%
Number of members of board of directors		3
Cobega Companies | Entities with joint control or significant influence over entity | CCIP
Disclosure of transactions between related parties [line items]
Percentage ownership		56.00%
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors		5
Franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term		10 years
Renewal term		10 years
Franchise intangible | TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Agreement term		10 years
Renewal term		10 years